Commitments, Guarantees And Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments, Guarantees And Contingencies [Abstract]
Rent Expense And Sublease Rental Income Associated With Operating Leases

	2010	2009	2008
	(in thousands)
Rent expense	$155,206	$160,927	$142,885
Sublease rental income	(9,639)	(9,049)	(9,283)

Net rent expense	$145,567	$151,878	$133,602

Future Annual Minimum Payments Due

	Minimum Lease Payments	Sublease Rental Receipts	Net Lease Commitments
	(in thousands)
For the years ending December 31:
2011	$190,525	$(963)	$189,562
2012	162,434	(433)	162,001
2013	133,434	(143)	133,291
2014	108,159	(110)	108,049
2015	82,005	(20)	81,985
Thereafter	133,677	0	133,677

Total	$810,234	$(1,669)	$808,565